Expenses	6 Months Ended
Jun. 30, 2025
Expenses And Net Other Income [Abstract]
Expenses
18.
Expenses
A.
Changes in inventories and raw materials and consumables used

Details of changes in inventories and raw materials and consumables used is as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Consumption of finished goods, raw materials and other consumables	44,687	53,099
Scrap stock, slow moving & obsolete accrual	318	616
Work carried out by other companies	2,085	2,034
Total	47,090	55,749

B.
Operating expenses

Operating expenses are mainly as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Marketing expenses	1,400	2,715
External temporary workers	712	994
Professional services	4,850	5,575
Office expense	3,034	3,633
Delivery	2,568	2,359
Custom duty, tax, penalties	535	233
Utilities and similar expenses	2,058	1,917
Fees	33	209
Insurance premium	767	978
Short-term and low value leases (see note 9)	297	1,577
Bank Services	268	477
Travel expenses	504	1,238
Repairs	911	1,329
Warranty provision	(777)	560
Other impairments and losses (see note 11)	177	367
Expected credit loss for trade and other receivables (see note 11)	(199)	828
Other	4,016	2,973
Total	21,153	27,962